Other Comprehensive Loss - Reclassifications (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits:	$ 2		$ 3		$ 7	$ 7
Total before tax	(17)		(15)		(32)	(9)
Income tax (expense) benefit	(5)		(2)		(10)	0
Net loss	(22)	$ (20)	(17)	$ 8	(42)	(9)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification from accumulated other comprehensive loss
Income tax (expense) benefit	0		0		0	0
Net loss	4		4		7	7
Reclassification out of Accumulated Other Comprehensive Income | Pension and other postretirement benefits adjustments net of tax
Reclassification from accumulated other comprehensive loss
Total before tax	4		4		7	7
Reclassification out of Accumulated Other Comprehensive Income | Actuarial loss
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits:	4		4		7	7
Reclassification out of Accumulated Other Comprehensive Income | Prior service credit
Reclassification from accumulated other comprehensive loss
Amortization of pension and other postretirement benefits:	$ 0		$ 0		$ 0	$ 0